Lease Operations - Lessee (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule details of lease liabilities undiscounted

	12/31/2024	12/31/2023
Up to 3 months	244	275
3 months to 1 year	716	706
From 1 to 5 years	2,728	2,588
Over 5 years	1,348	1,197
Total Financial Liability	5,036	4,766

Schedule of amounts recognized in statement of net income loss

	01/01 to 12/31/2024	01/01 to 12/31/2023	01/01 to 12/31/2022
Sublease revenues	34	26	26
Depreciation expenses	(710)	(863)	(951)
Interest expenses	(261)	(367)	(414)
Lease expenses for low value assets	(95)	(104)	(102)
Variable expenses not include in lease liabilities	(51)	(57)	(58)
Total	(1,083)	(1,365)	(1,499)